SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Aug. 31, 2020
Buildings | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	20 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	50 years
Leasehold improvement | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Leasehold improvement | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	20 years
Motor vehicles | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	4 years
Motor vehicles | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Electronic equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	4 years
Electronic equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	10 years
Office equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Office equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Other Equipment [Member] | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Other Equipment [Member] | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives	5 years
Others
Property Plant And Equipment [Line Items]
Estimated useful lives	3 years